ROYALTY, STREAM, AND OTHER INTERESTS (Narrative) (Details) $ / shares in Units, $ in Thousands, oz in Millions	1 Months Ended					12 Months Ended
	Dec. 31, 2023 USD ($)	Nov. 30, 2023 $ / shares	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($) oz $ / shares shares	Feb. 28, 2023 USD ($) $ / shares shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 01, 2023 USD ($) Share	Dec. 31, 2020 USD ($)
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Sale of mineral claims						$ 0	$ 4,972
Gain on sales of mineral claims						0	5,093
Acquisition payables	$ 2,928					2,233	2,928
Nova Royalty Corp [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Share exchange ratio								0.36
Number of Metalla Shares issued to Nova shareholders | Share								33,893,734
Number of Metalla Shares issued to Nova RSU holders | Share								741,597
Percentage of ownership interest in subsidiary	60.41%
Proportion of ownership interests held by non-controlling interests	39.59%
Mineral interests								$ 130,980
Current assets								1,000
Current liabilities								$ 6,187
Common shares issued for acquisitions of royalty interests							$ 112,100
Number of common shares issued for acquisitions of royalty interests | shares							34,943,542
Share price per share | $ / shares		$ 4.34
Aranzazu [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest							1.00%
Fair value of NSR royalty	$ 10,400						$ 10,400
Taca Taca [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest							0.42%
Fair value of NSR royalty	34,600						$ 34,600
Vizcachitas [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest - open pit operations							0.98%
Percentage of NSR royalty interest - underground operations							0.49%
Fair value of NSR royalty	33,100						$ 33,100
NuevaUnión [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest							2.00%
Fair value of NSR royalty	21,200						$ 21,200
Copper World Complex [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest							0.315%
Right of first refusal on NSR royalty							0.36%
Fair value of NSR royalty	$ 12,700						$ 12,700
Pine Valley [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Sale of mineral claims			$ 5,000
Percentage of NSR royalty interest			3.00%
Gain on sales of mineral claims			$ 5,000
Fair value of NSR royalty									$ 100
Lama Royalties Acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Purchase price of agreement				$ 6,500
Purchase price of acquisition paid in cash				2,500
Purchase price of agreement payable in shares				2,100
Common shares issued for acquisitions of royalty interests				$ 2,500			$ 2,100
Gold mineral reserve estimate | oz				2
Number of common shares issued for acquisitions of royalty interests | shares				466,827			466,827
Share price per share | $ / shares				$ 4.44
Outstanding payment of fair value acquisition date				$ 2,500
Discount rate of acquisition date				10.00%
Amount of estimated payment				$ 1,900
Acquisition payables				2,500
Transaction costs on acquisition				$ 200
Accretion Expenses						$ 200	$ 100
Lama Royalties Acquisition [Member] | Minimum [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest - gold				2.50%
Percentage of NSR royalty interest - other metals				0.25%
Lama Royalties Acquisition [Member] | Maximum [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest - gold				3.75%
Percentage of NSR royalty interest - other metals				3.00%
Alamos Royalty Portfolio Acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Purchase price of agreement					$ 4,200
Common shares issued for acquisitions of royalty interests							$ 4,200
Number of common shares issued for acquisitions of royalty interests | shares					939,355		939,355
Share price per share | $ / shares					$ 4.42
Transaction costs on acquisition					$ 100
Zacatecas Silver Corp [Member] | Esperanza Project [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of GVR royalty interest					20.00%
Mayfair Gold Corp [Member] | Fenn Gibb South Project [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest					1.40%
Platinex Inc [Member] | Ronda Project [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest					2.00%
New Path Resources Inc [Member] | Northshore West Property [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest					2.00%
Del Carmen acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Impairment charge							$ 2,355